Basis of Presentation and Description of Business (Details) gal in Billions	12 Months Ended
Dec. 31, 2015 gal
Green Plains Inc. [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Ethanol production capacity (in gallons)	1.2